INVENTORY, NET - Disclosure of Current Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Inventories [Abstract]
Raw materials and consumables	$ 953	$ 980
Fuel products	697	648
Work in progress	614	638
RTFO certificates	464	365
Finished goods and other	1,223	1,065
Carrying amount of inventories	3,951	3,696
RTFO certificates held for trading and recorded at fair value	$ 0	$ 25